INCOME TAXES (Details Narrative) - SGD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	17.00%	17.00%	17.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income	$ 190,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income	$ 10,000
SINGAPORE | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	75.00%
SINGAPORE | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	50.00%